Trade receivables, tax receivables and other current assets- Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables, tax receivables and other current assets
CIR and other research tax credits receivable	€ 5,333	€ 5,994	€ 4,357
Other	19	13	16
Tax receivables	5,352	6,007	4,373
Prepaid expenses	4,656	8,601	7,454
Short-term deposit accounts	70	1,048	8,829
Current accrued income	1,047	117	92
Liquidity agreement - Cash	422	282	762
VAT receivables	5,066	3,057	2,828
Other receivables	435	162	294
Other current assets	11,696	13,267	20,260
Other current assets and receivables	€ 17,048	€ 19,274	€ 24,632